Average Annual Total Returns - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO - VIP Extended Market Index Portfolio	Apr. 30, 2025
VIP Extended Market Index Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.31%
Past 5 years	8.80%
Since Inception	8.30%	[1]
VIP Extended Market Index Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	12.03%
Past 5 years	8.53%
Since Inception	8.03%	[2]
VIP Extended Market Index Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.19%
Past 5 years	8.70%
Since Inception	8.70%	[3]
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Since Inception	14.17%
IXYST
Average Annual Return:
Past 1 year	12.31%
Past 5 years	8.96%
Since Inception	8.50%

[1]	A From April 17, 2018 .
[2]	C From April 17, 2018 .
[3]	B From April 11, 2019 .